Compass EMP Multi-Asset Balanced Fund

Class A: CTMAX    Class C: CTMCX    Class T: CTMTX

Compass EMP Alternative Strategies Fund

Class A: CAIAX    Class C: CAICX    Class T: CAITX

Each Fund is a series of Compass EMP Funds Trust

Prospectus Supplement, dated May 20, 2013, to the Prospectus, dated March 29, 2013, as supplemented

______________________________________________________________________________

Effective 60 days after the date of this supplement, each fund’s investment objective will be changed to the respective objective shown below:

Compass EMP Multi-Asset Balanced Fund:

1

Investment Objectives: The Compass EMP Multi-Asset Balanced Fund's ("Balanced Fund") objective is total return.

Compass EMP Alternative Strategies Fund:

Investment Objectives: The Compass EMP Alternative Strategies Fund's ("Alternative Fund") objective is long-term capital appreciation.

______________________________________________________________________________

***********

This Supplement and the existing Prospectus dated March 29, 2013, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated March 29, 2013, as supplemented have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

258596.1